Transition disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Transition disclosures
Reconciliation of impairment allowance and provisions

Reconciliation from IAS 39 to IFRS 9 - financial assets under IFRS 9 subject to an increase in impairment allowance

The table below reconciles the closing impairment allowances for financial assets in accordance with IAS 39, and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets as at 31 December 2017, and the opening impairment allowances determined in accordance with IFRS 9 as at 1 January 2018.

Reconciliation of impairment allowance and provisions

	As at 31 December 2017			As at 1 January 2018
	Impairment allowance under IAS 39 or provisions under IAS 37	Reclassification impact	Additional IFRS 9 impairment allowance	Impairment allowance under IFRS 9
	£m	£m	£m	£m
Loans and advances at amortised cost and other assets[a]	4,652	(52)	2,508	7,108
Available for sale investments/financial assets at fair value through other comprehensive income	38	(38)	3	3
Total on-balance sheet	4,690	(90)	2,511	7,111
Provision for undrawn contractually committed facilities and guarantee contracts	79	-	341	420
Total impairment and provision	4,769	(90)	2,852	7,531

Note

a Includes impairment of £5m for cash collateral and settlement balances and £1m for other assets.

Balance sheet movement - impact of transition to IFRS 9 and IFRS 15

The table below presents the impact of the changes to balance sheet presentation and of the transition to IFRS 9 and IFRS 15 on Barclays PLC’s balance sheet showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment.

			As at 31 December 2017		As at 31 December 2017					As at 1 January 2018
	IAS 39 measurement category	IFRS 9measurement category	Published IAS 39 carrying amount	Balance sheet presentation changes	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Assets			£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	Amortised cost	Amortised cost	171,082	-	171,082	-	-	-	-	171,082
Items in the course of collection from other banks	Amortised cost	Amortised cost	2,153	(2,153)	-	-	-	-	-	-
Loans and advances to banks	Amortised cost	Amortised cost	35,663	(35,663)	-	-	-	-	-	-
Loans and advances to customers	Amortised cost	Amortised cost	365,552	(365,552)	-	-	-	-	-	-
Cash collateral and settlement balances	Amortised cost	Amortised cost	-	77,168	77,168	-	-	(2,389)	(5)	74,774
Loans and advances at amortised cost	Amortised cost	Amortised cost	-	324,048	324,048	-	5,109	(9,467)	(2,502)	317,188
Reverse repurchase agreements and other similar secured lending	Amortised cost	Amortised cost	12,546	-	12,546	-	-	(11,949)	-	597
Trading portfolio assets	FVTPL	FVTPL	113,760	-	113,760	-	-	413	-	114,173
Financial assets designated at fair value	FVTPL	FVTPL	116,281	(116,281)	-	-	-	-	-	-
Financial assets at fair value through the income statement[a]	FVTPL	FVTPL	-	116,281	116,281	-	-	23,930	-	140,211
Derivative financial instruments	FVTPL	FVTPL	237,669	-	237,669	-	-	-	-	237,669
Financial investments	AFS - debt instruments	FVOCI	52,020	-	52,020	-	(50,886)	(1,134)	-	-
Financial investments	AFS - equity instruments	FVOCI	1,787	-	1,787	-	(1,419)	(367)	-	-
Financial investments	Amortised cost	Amortised cost	5,109	-	5,109	-	(5,109)	-	-	-
Financial assets at fair value through other comprehensive income	AFS	FVOCI	-	-	-	-	52,305	936	-	53,241
Investments in associates and joint ventures	N/A	N/A	718	-	718	-	-	(19)	-	699
Goodwill and intangible assets	N/A	N/A	7,849	-	7,849	-	-	-	-	7,849
Property, plant and equipment	N/A	N/A	2,572	-	2,572	-	-	-	-	2,572
Current tax assets	N/A	N/A	482	-	482	-	-	-	-	482
Deferred tax assets	N/A	N/A	3,457	-	3,457	(22)	-	-	649	4,084
Retirement benefit assets	N/A	N/A	966	-	966	-	-	-	-	966
Prepayments, accrued income and other assets	Amortised cost	Amortised cost	2,389	(2,389)	-	-	-	-	-	-
Other assets	Amortised cost	Amortised cost	-	4,542	4,542	89	-	31	(1)	4,661
Assets included in disposal groups classified as held for sale	N/A	N/A	1,193	-	1,193	-	-	-	-	1,193
Total assets			1,133,248	-	1,133,248	67	-	(15)	(1,859)	1,131,441

Note

a Comprised of mandatory fair value assets of £130.2bn and designated fair value assets of £10bn.

			As at 31 December 2017		As at 31 December 2017					As at 1 January 2018
	IAS 39 measurement category	IFRS 9measurement category	Published IAS 39 carrying amount	Balance sheet presentation changes	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Liabilities			£m	£m	£m	£m	£m	£m	£m	£m
Deposits from banks	Amortised cost	Amortised cost	37,723	(37,723)	-	-	-	-	-	-
Deposits at amortised cost	Amortised cost	Amortised cost	-	398,701	398,701	-	-	(18,860)	-	379,841
Items in the course of collection due to other banks	Amortised cost	Amortised cost	446	(446)	-	-	-	-	-	-
Customer accounts	Amortised cost	Amortised cost	429,121	(429,121)	-	-	-	-	-	-
Cash collateral and settlement balances	Amortised cost	Amortised cost	-	68,143	68,143	-	-	(2,218)	-	65,925
Repurchase agreements and other similar secured borrowing	Amortised cost	Amortised cost	40,338	-	40,338	-	-	(25,285)	-	15,053
Debt securities in issue	Amortised cost	Amortised cost	73,314	-	73,314	-	-	-	-	73,314
Subordinated liabilities	Amortised cost	Amortised cost	23,826	-	23,826	-	-	-	-	23,826
Trading portfolio liabilities	FVTPL	FVTPL	37,351	-	37,351	-	-	-	-	37,351
Financial liabilities designated at fair value	FVTPL	FVTPL	173,718	-	173,718	-	-	46,365	-	220,083
Derivative financial instruments	FVTPL	FVTPL	238,345	-	238,345	-	-	-	-	238,345
Current tax liabilities	N/A	N/A	586	-	586	-	-	-	-	586
Deferred tax liabilities	N/A	N/A	44	-	44	-	-	-	-	44
Retirement benefit liabilities	N/A	N/A	312	-	312	-	-	-	-	312
Accruals, deferred income and other liabilities	Amortised cost	Amortised cost	8,565	(8,565)	-	-	-	-	-	-
Other liabilities	Amortised cost	Amortised cost	-	9,011	9,011	-	-	-	-	9,011
Provisions	N/A	N/A	3,543	-	3,543	-	-	-	341	3,884
Total liabilities			1,067,232	-	1,067,232	-	-	2	341	1,067,575

Equity
Called up share capital and share premium	N/A	N/A	22,045	-	22,045	-	-	-	-	22,045
Other reserves	N/A	N/A	5,383	-	5,383	-	-	(139)	3	5,247
Retained earnings	N/A	N/A	27,536	-	27,536	67	-	122	(2,203)	25,522
Other equity instruments	N/A	N/A	8,941	-	8,941	-	-	-	-	8,941
Total equity excluding non-controlling interests	N/A	N/A	63,905	-	63,905	67	-	(17)	(2,200)	61,755
Non-controlling interests	N/A	N/A	2,111	-	2,111	-	-	-	-	2,111
Total equity			66,016	-	66,016	67	-	(17)	(2,200)	63,866

Total liabilities and equity			1,133,248	-	1,133,248	67	-	(15)	(1,859)	1,131,441

Classification and measurement detail
	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Opening balance	324,048						324,048
Transfer in:
– From financial investments (held to maturity)	-	-	5,109	-	-	-	5,109
– From financial investments (available for sale)	-	-	-	653	-	-	653
– From financial assets designated at fair value	-	-	-	485	29	-	514
– From trading portfolio assets	-	-	-	73	-	-	73
Transfer out:					-
– To financial assets mandatory at fair value	-	-	-	(9,279)	-	-	(9,279)
– To financial assets at fair value through other comprehensive income	-	-	-	(936)	-	-	(936)
– To trading portfolio assets	-	-	-	(478)	-	-	(478)
– To financial assets designated at fair value	-	-	-	(15)	-	-	(15)
Increase in expected credit losses	-	-	-	-	-	(2,502)	(2,502)
Total loans and advances at amortised cost	324,048	-	5,109	(9,497)	29	(2,502)	317,188

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Financial assets at fair value through the income statement
Financial assets designated at fair value
Opening balance	116,281						116,281
Transfer in:
– From loans and advances at amortised cost	-	-	-	15	-	-	15
Transfer out:
– To financial assets mandatory at fair value	-	-	(105,844)	-	-	-	(105,844)
– To loans and advances at amortised cost	-	-	-	(485)	-	-	(485)
Financial assets mandatory at fair value
Transfer in:
– From financial assets designated at fair value	-	-	105,844	-	-	-	105,844
– From reverse repurchase agreements	-	-	-	11,949	-	-	11,949
– From loans and advances at amortised cost	-	-	-	9,279	(14)	-	9,265
– From cash collateral and settlement balances	-	-	-	2,389	-	-	2,389
– From financial investments (available for sale)	-	-	-	838	-	-	838
Transfer out:
– To other assets	-	-	-	(31)	-	-	(31)
– To trading portfolio assets	-	-	-	(9)	-	-	(9)
Total financial assets at fair value through the income statement	116,281	-	-	23,944	(14)	-	140,211

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Financial investments
Available for sale (measured at fair value)
Opening balance	53,807						53,807
Transfer out:
– To financial assets at fair value through other comprehensive income	-	-	(52,305)	-	-	-	(52,305)
– To other financial assets at fair value through the income statement	-	-	-	(838)	-	-	(838)
– To trading portfolio assets	-	-	-	(10)	-	-	(10)
– To loans and advances at amortised cost	-	-	-	(653)	-	-	(653)
Held to maturity (measured at amortised cost)
Opening balance	5,109						5,109
Transfer out:
– To loans and advances at amortised cost	-	-	(5,109)	-	-	-	(5,109)
Total financial investments	58,916	-	(57,414)	(1,501)	-	-	-

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Financial liabilities designated at fair value
Opening balance	173,718						173,718
Transfers in:
- From repurchase agreements and other similar secured borrowing	-	-	-	25,285	2	-	25,287
- From deposits at amortised cost	-	-	-	18,860	-	-	18,860
- From cash collateral and settlement balances	-	-	-	2,218	-	-	2,218
Total financial liabilities designated at fair value	173,718	-	-	46,363	2	-	220,083

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Other reserves
Opening balance	5,383						5,383
Transfers out:
- To retained earnings	-	-	-	(139)	-	-	(139)
Increase in expected credit losses	-	-	-	-	-	3	3
Total other reserves	5,383	-	-	(139)	-	3	5,247

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
	£m	£m	£m	£m	£m	£m	£m
Retained earnings
Opening balance	27,536						27,536
Increases/(decreases):
From other reserves	-	-	-	139	-	-	139
Remeasurement due to reclassifications	-	-	-	(17)	-	-	(17)
Increases due to IFRS 15	-	67	-	-	-	-	67
Impairment (after tax)	-	-	-	-	-	(2,203)	(2,203)
Total retained earnings	27,536	67	-	122	-	(2,203)	25,522

The effects of the reclassification of financial assets from IAS 39 categories into the amortised cost category under IFRS 9

The following table shows the effects of the reclassification of financial assets and financial liabilities from IAS 39 categories into the amortised cost category under IFRS 9. The table shows the fair value gains or losses that would have been recognised had these balances not been reclassified to amortised cost.

Total
As at 31 December 2018	£m
From available for sale financial assets under IAS 39
Fair value as at 31 December 2018	490
Fair value loss that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified	(1)
From financial assets at fair value through the income statement under IAS 39
Fair value as at 31 December 2018	489
Fair value gain that would have been recognised for the year ended 31 December 2018 in profit or loss if the financial assets had not been reclassified	4
Effective interest rate determined on the date of initial application	1.81%
Interest income recognised for the year ended 31 December 2018	9